Basis of Presentation and General Information - Non-Vessel Owning Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2015
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Apr. 26, 2006
Camelia Navigation S.A.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov. 15, 2006
Explorer Shipholding Limited
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov. 15, 2006
Epic Investments Inc.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec. 21, 2006
Opera Navigation Co.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec. 21, 2006
Ovation Services Inc.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Sep. 16, 2009
Irises Shipping Ltd.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Oct. 06, 2009
Letitia Shipping Limited
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	May 04, 2010
Nereus Navigation Ltd.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	May 04, 2010
Ardelia Navigation Limited
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jun. 15, 2010
Eridanus Trading Co.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jul. 01, 2010
Delfis Shipping Company S.A.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Feb. 07, 2011
Protea International Inc.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jul. 17, 2007
Reading Navigation Co.
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jul. 17, 2007